Subordinated debentures - Summary of Net of Holdings in Debentures (Detail) $ in Millions, $ in Millions, $ in Millions		12 Months Ended
		Oct. 31, 2023 CAD ($)	Oct. 31, 2023 USD ($)	Oct. 31, 2023 TTD ($)	Oct. 31, 2022 CAD ($)
Disclosure of Detailed Information About Borrowings [Line items]
Dated subordinated liabilities		$ 11,396			$ 10,036
Deferred financing costs		(10)			(11)
Subordinated debentures		$ 11,386			10,025
June 8, 2023 [member]
Disclosure of Detailed Information About Borrowings [Line items]
Maturity	[1]	June 8, 2023
Interest rate		9.30%	9.30%	9.30%
Dated subordinated liabilities					110
January 27, 2026 [member]
Disclosure of Detailed Information About Borrowings [Line items]
Maturity	[2]	January 27, 2026
Interest rate		4.65%	4.65%	4.65%
Dated subordinated liabilities		$ 1,939			1,884
Subordinated debentures			$ 1,500
November 1, 2027 [member]
Disclosure of Detailed Information About Borrowings [Line items]
Maturity	[3]	November 1, 2027
Redemption date		Nov. 01, 2022
Interest rate		4.75%	4.75%	4.75%
Dated subordinated liabilities					60
Subordinated debentures				$ 300
July 25, 2029 [Member]
Disclosure of Detailed Information About Borrowings [Line items]
Maturity	[2]	July 25, 2029
Redemption date		Jul. 25, 2024
Interest rate	[4]	2.74%	2.74%	2.74%
Dated subordinated liabilities		$ 1,459			1,415
December 23, 2029 [member]
Disclosure of Detailed Information About Borrowings [Line items]
Maturity	[2]	December 23, 2029
Redemption date		Dec. 23, 2024
Interest rate	[5]	2.88%	2.88%	2.88%
Dated subordinated liabilities		$ 1,442			1,412
February 1, 2033 [member]
Disclosure of Detailed Information About Borrowings [Line items]
Maturity	[2]	February 1, 2033
Redemption date		Feb. 01, 2028
Interest rate	[6]	5.01%	5.01%	5.01%
Dated subordinated liabilities		$ 1,418
June 30, 2030 [Member]
Disclosure of Detailed Information About Borrowings [Line items]
Maturity	[2]	June 30, 2030
Redemption date		Jun. 30, 2025
Interest rate	[7]	2.09%	2.09%	2.09%
Dated subordinated liabilities		$ 1,249			1,250
November 3, 2031 [Member]
Disclosure of Detailed Information About Borrowings [Line items]
Maturity	[2]	November 3, 2031
Redemption date		Nov. 03, 2026
Interest rate	[8]	2.14%	2.14%	2.14%
Dated subordinated liabilities		$ 1,637			1,637
May 3, 2032 [Member]
Disclosure of Detailed Information About Borrowings [Line items]
Maturity	[2]	May 3, 2032
Redemption date		May 03, 2027
Interest rate	[9]	2.94%	2.94%	2.94%
Dated subordinated liabilities		$ 919			932
January 28, 2033 [Member]
Disclosure of Detailed Information About Borrowings [Line items]
Maturity	[2]	January 28, 2033
Redemption date		Jan. 28, 2028
Interest rate	[10]	1.67%	1.67%	1.67%
Dated subordinated liabilities		$ 868			875
October 1, 2083 [member]
Disclosure of Detailed Information About Borrowings [Line items]
Maturity	[11]	October 1, 2083
Dated subordinated liabilities		$ 224			224
Redemption date		Any interest payment date
June 29, 2085 [member]
Disclosure of Detailed Information About Borrowings [Line items]
Maturity	[12]	June 29, 2085
Dated subordinated liabilities		$ 241			$ 237
Subordinated debentures			$ 174
Redemption date		Any interest payment date

[1]	On June 8, 2023, all $110 million of outstanding 9.30% subordinated debentures matured. The principal plus accrued interest were paid to noteholders on the maturity date.
[2]	The notes include NVCC provisions, necessary for the notes to qualify as Tier 2 regulatory capital under Basel III. NVCC provisions require the conversion of the instrument into a variable number of common shares in the event that OSFI deems the Bank non-viable or a federal or provincial government in Canada publicly announces that the Bank has accepted or agreed to accept a capital injection. In such an event, each note is convertible into common shares pursuant to an automatic conversion formula with a multiplier of 1.5 and a conversion price based on the greater of: (i) a floor price of $5.00 and (ii) the current market price of our common shares based on the volume weighted average trading price of our common shares on the Toronto Stock Exchange. The number of shares issued is determined by dividing the par value of the note (including accrued and unpaid interest on such note) by the conversion price and then times the multiplier.
[3]	On November 1, 2022, we redeemed all TT$300 million of outstanding 4.75% subordinated debentures due on November 1, 2027 for 100% of their principal amount plus interest accrued to, but excluding, the redemption date.
[4]	Interest at stated interest rate until earliest par value redemption date, and thereafter at a rate of 0.98% above the 3-month CDOR.
[5]	Interest at stated interest rate until earliest par value redemption date, and thereafter at a rate of 0.89% above the 3-month CDOR.
[6]	Interest at stated interest rate until earliest par value redemption date, and thereafter at a rate of 2.12% above the Daily Compounded CORRA.
[7]	Interest at stated interest rate until earliest par value redemption date, and thereafter at a rate of 1.31% above the 3-month CDOR.
[8]	Interest at stated interest rate until earliest par value redemption date, and thereafter at a rate of 0.61% above the 3-month CDOR.
[9]	Interest at stated interest rate until earliest par value redemption date, and thereafter at a rate of 0.76% above the 3-month CDOR.
[10]	Interest at stated interest rate until earliest par value redemption date, and thereafter at a rate of 0.55% above the 3-month CDOR.
[11]	Interest at a rate of 0.40% above the 30-day Bankers’ Acceptance rate.
[12]	Interest at a rate of 0.25% above the U.S. dollar 3-month London Interbank Mean Rate (LIMEAN) under a synthetic methodology. In the event of a reduction of the annual dividend we declare on our common shares, the interest payable on the debentures is reduced pro rata to the dividend reduction and the interest reduction is payable with the proceeds from the sale of newly issued common shares.